LONG TERM INVESTMENTS (Details)	12 Months Ended
	Dec. 31, 2012 USD ($) item	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 PRC Fund USD ($)	Dec. 31, 2012 PRC Fund CNY	Dec. 31, 2011 PRC Fund CNY	Dec. 31, 2012 United States Fund USD ($)	Dec. 31, 2012 United States Fund CNY	Dec. 31, 2011 United States Fund CNY	Jul. 20, 2011 Maximum
LONG TERM INVESTMENTS
Investment made	$ 963,000	6,000,000	9,136,000	$ 481,533	3,000,000	3,103,000	$ 481,533	3,000,000	6,033,000
Percentage of interest held in fund										5.00%
Number of indicators of impairment of investment	0	0
Long term investments	$ 2,429,000	15,136,000	9,136,000	$ 980,000	6,103,000	3,103,000	$ 1,449,000	9,033,000	6,033,000